Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[2]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax	£ 3,112	£ 1,286	[1]	£ 1,758	[1]
Adjustment for non-cash items:
Allowance for impairment	1,202	643		1,553
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	459	397		663
Other provisions, including pensions	417	2,274		770
Net profit on disposal of investments and property, plant and equipment	(84)	0		(314)
Other non-cash movements including exchange rate movements	1,060	(3,877)		1,565
Changes in operating assets and liabilities:
Net (increase)/decrease in cash collateral and settlement balances	(6,427)	(5,606)		(3,912)
Net (increase)/decrease in loans and advances at amortised cost	(5,125)	(3,890)		26,062
Net (increase)/decrease in reverse repurchase agreements and other similar lending	(118)	(434)		(1,827)
Net decrease/(increase) in deposits and debt securities in issue	8,782	16,330		938
Net (increase)/decrease in repurchase agreements and other similar borrowing	(5,346)	2		16,978
Net (increase)/decrease in derivative financial instruments	2,390	(6,419)		6,770
Net (increase)/decrease in trading assets	(9,299)	10,102		(33,179)
Net (increase)/decrease in trading liabilities	(1,402)	1,688		2,665
Net decrease/(increase) in financial assets and liabilities designated at fair value	2,485	(6,284)		39,507
Net (increase)/decrease in other assets	(44)	949		(721)
Net (decrease)/increase in other liabilities	(991)	(6,099)		(2,014)
Corporate income tax paid	(894)	(409)		(59)
Net cash from operating activities	(8,035)	653		57,321
Net cash from investing activities
Purchase of financial assets at fair value through other comprehensive income	(67,056)	(106,330)		0
Purchase of available for sale investments	0	0		(83,233)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	67,743	108,038		0
Proceeds from sale or redemption of available for sale investments	0	0		88,298
Purchase of property, plant and equipment and intangibles	(610)	(422)		(714)
Proceeds from sale of property, plant and equipment and intangibles	0	35		2,150
Disposal of discontinued operation, net of cash disposed	0	(39,703)		(1,060)
Disposal of subsidiaries and associates, net of cash disposed	617	0		358
Other cash flows associated with investing activities	95	1,191		693
Net cash from investing activities	789	(37,191)		6,492
Net cash from financing activities
Dividends paid & coupon payments on other equity instruments	(934)	(1,142)		(1,427)
Issuance of subordinated debt	6,785	221		3,041
Redemption of subordinated debt	(6,574)	(3,246)		(1,378)
Net issue of shares and other equity instruments	2,292	1,925		2,495
Redemption of shares and other equity instruments	(1,970)	(3,588)		(1,339)
Capital contribution from Barclays PLC	0	2,000		0
Vesting of shares under employee share schemes	(349)	(418)		0
Net cash from financing activities	(750)	(4,248)		1,392
Effect of exchange rates on cash and cash equivalents	(3,345)	4,159		(4,773)
Net (decrease)/increase in cash and cash equivalents	(11,341)	(37,095)		60,520
Cash and cash equivalents at beginning of the year	167,357	204,452	[2]	143,932
Cash and cash equivalents at end of the year	156,016	167,357		204,452
Cash and cash equivalents comprise:
Cash and cash equivalents	167,357	167,357		204,452
Continuing operations [member]
Net cash from financing activities
Net (decrease)/increase in cash and cash equivalents	(11,341)	(36,627)		60,432
Discontinued operations [member]
Net cash from financing activities
Net (decrease)/increase in cash and cash equivalents	£ 0	£ (468)		£ 88

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.